Financial Risk (Details 24) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets
Cash and due from banks	$ 863,812	$ 1,178,170
Loans		5,892,997
Total asset	6,288,898	7,249,666	$ 7,609,185
Liabilities
Borrowings and debt	(1,985,070)	(3,138,310)	(3,518,446)	$ (2,211,567)
Total liabilities	(5,250,978)	(6,233,499)	$ (6,615,595)
Foreign exchange risk
Assets
Cash and due from banks	1,810	4,630
Loans	182,395	473,729
Total asset	184,205	478,359
Liabilities
Borrowings and debt	(183,863)	(478,038)
Total liabilities	(183,863)	(478,038)
Net currency position	$ 342	$ 321
Brazilian Real | Foreign exchange risk
Exposure to currency risk
Exchange rate	5.19	4.02
Assets
Cash and due from banks	$ 81	$ 274
Loans	0	0
Total asset	81	274
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 81	$ 274
European Euro | Foreign exchange risk
Exposure to currency risk
Exchange rate	1.22	1.12
Assets
Cash and due from banks	$ 13	$ 17
Loans	0	0
Total asset	13	17
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 13	$ 17
Japanese Yen | Foreign exchange risk
Exposure to currency risk
Exchange rate	103.23	108.67
Assets
Cash and due from banks	$ 1	$ 4
Loans	0	0
Total asset	1	4
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 1	$ 4
Colombian Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	3,430.19	3,287.50
Assets
Cash and due from banks	$ 20	$ 34
Loans	0	0
Total asset	20	34
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 20	$ 34
Mexican Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	19.92	18.88
Assets
Cash and due from banks	$ 1,615	$ 4,243
Loans	182,395	473,729
Total asset	184,010	477,972
Liabilities
Borrowings and debt	(183,863)	(478,038)
Total liabilities	(183,863)	(478,038)
Net currency position	147	(66)
Other Currencies | Foreign exchange risk
Assets
Cash and due from banks	80	58
Loans	0	0
Total asset	80	58
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 80	$ 58